Note 11 - Trade and Other Payables - Components of Trade and Other Payables (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade payables	$ 4,064	$ 3,420
Accrued liabilities and other payables	10,319	2,479
Employee salaries and benefits payable	1,054	754
Legal settlement expected to be paid via common shares (note 25)	990
Current payables to related parties	2	44
Total trade and other payables	$ 16,429	$ 6,697